Small Cap Core Fund Investment Objectives and Goals - Small Cap Core Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Small Cap Core Fund (formerly, Small Cap Special Values Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve capital appreciation.